Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	7,871,359	7,871,359	6,256,770
Common stock, shares outstanding	7,820,232	7,843,234	6,256,770
Treasury stock, shares at cost	51,127	28,125